FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]		    Cleveland,  Ohio		June 30, 2004

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     64

	c.	Information Table Value Total	$ 173,866

		List of Other Included Managers	    None




FORM 13 F
(SEC USE ONLY)

Quarter Ending June 30, 2004
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


SECURITY NAME                     TYPE        CUSIP         VALUE (x$1,000)    QUANTITY

ALBERTSONS INC                   common      013104104                2,698     101,676
ALTRIA GROUP                     common      02209s103                  719      14,360
AMERICAN ELEC PWR                common      025537101                  158       4,935
AMERICAN EXPRESS                 common      025816109                  268       5,215
AMERICAN INT'L GROUP             common      026874107                  127       1,784
ANHEUSER-BUSCH                   common      035229103                  114       2,105
AUTOMATIC DATA PROCESSING        common      053015103                  285       6,809
BANK OF AMERICA                  common      060505104                1,774      20,970
BECTON DICKINSON & CO.           common      075887109                  114       2,200
BLOCK H & R INC                  common      093671105                  334       7,000
BP AMOCO PLC                     common      055622104                9,456     176,509
CHEVRONTEXACO                    common      166764100                  158       1,682
CINERGY CORP.                    common      172474108                5,499     144,718
CITIGROUP                        common      172967101                  106       2,273
COCA-COLA CO                     common      191216100                  308       6,100
COLGATE PALMOLIVE                common      194162103                  167       2,855
COMCAST CORP NEW CLASS A         common      20030n101                  122       4,336
CON AGRA                         common      205887102                  298      11,000
CON EDISON                       common      209115104                1,896      47,690
CONOCOPHILLIPS                   common      20825c104                3,079      40,361
CORNING                          common      219350105                3,909     299,300
DOMINION RES.                    common      25746u109                  459       7,270
DUPONT                           common      263534109                5,211     117,312
EMERSON ELECTRIC                 common      291011104                6,374     100,296
EXXON MOBIL                      common      30231G102                3,603      81,135
GENERAL ELECTRIC                 common      369604103                6,922     213,628
GENERAL MILLS                    common      370334104                6,293     132,401
GENERAL MOTORS                   common      370442105                4,864     104,406
GENUINE PARTS                    common      372460105                5,435     136,965
GOODRICH, B F                    common      382388106                4,704     145,502
HEINZ HJ COMPANY                 common      423074103                  172       4,400
HERSHEY FOODS                    common      427866108                  457       9,871
HEWLETT-PACKARD                  common      428236103                  533      25,250
HOME DEPOT INC.                  common      437076102                5,721     162,530
HONEYWELL INTL                   common      438516106                  791      21,590
INTL BUS. MACHINES               common      459200101                  292       3,310
JOHNSON & JOHNSON                common      478160104                5,317      95,449
JP MORGAN CHASE                  common      46625H100                2,158      55,650
KEYSPAN ENERGY                   common      49337W100                  765      20,850
KIMBERLY CLARK                   common      494368103                6,859     104,109
LIMITED INC                      common      532716107                1,499      80,150
LUBRIZOL CORP                    common      549271104                2,460      67,175
MARATHON OIL                     common      565849106                7,640     201,897
MARSH & MCLENNAN                 common      571748102                5,821     128,274
MCDONALDS                        common      580135101                1,643      63,200
MCGRAW HILL INC                  common      580645109                  101       1,325
MERCK &  CO.                     common      589331107                6,404     134,811
MICROSOFT CORP                   common      594918104                  322      11,266
MINNESOTA MING/MFG               common      88579y101                  414       4,605
MOTOROLA INC                     common      620076109                3,722     203,918
NATIONAL CITY                    common      635405103                5,898     168,452
PEPSICO                          common      713448108                  109       2,027
PFIZER INC                       common      717081103                  535      15,610
PPG CORP                         common      693506107                4,840      77,445
SARA LEE CORP                    common      803111103                6,634     288,558
SBC COMM.                        common      78387G103                3,910     161,240
SCHERING PLOUGH                  common      806605101                1,542      83,465
TECO ENERGY                      common      872375100                1,297     108,191
UNITED PARCEL SERVICE            common      911312106                  141       1,870
VERIZON                          common      92343V104                4,560     126,003
VF CORP                          common      918204108                6,978     143,276
WACHOVIA                         common      929903102                8,552     192,188
WASHINGTON MUTUAL                common      939322103                  138       3,580
WYETH                            common      983024100                  190       5,243

                                                                    173,866




(SEC USE ONLY)


     Investment Discretion                     Voting Authority

              Sole              Defined   Other   Managers   Sole  Shared  None

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